CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 268,103	$ 331,057
Short-term deposits	294,096	349,619
Restricted deposit	1,149	1,149
Marketable securities	164,301	22,992
Trade receivables	16,987	13,528
Prepaid expenses and other current assets	19,211	11,939
Total current assets	763,847	730,284
LONG-TERM ASSETS:
Prepaid expenses and other long-term assets	9,926	3,065
Property and equipment, net	31,706	21,947
Marketable securities	177,298	47,225
Intangible assets, net	19,841	24,429
Goodwill	17,800	17,800
Operating lease right-of-use assets	79,249
Total long-term assets	335,820	114,466
TOTAL ASSETS	1,099,667	844,750
CURRENT LIABILITIES:
Trade payables	37,687	45,567
Employees and payroll accruals	41,938	32,036
Deferred revenues	289,148	227,226
Accrued expenses and other current liabilities	56,464	35,564
Operating lease liabilities	18,949
Total current liabilities	444,186	340,393
LONG-TERM LIABILITIES:
Convertible notes	358,715	337,777
Long-term deferred revenues, net of current portion	21,969	12,494
Long-term deferred tax liabilities	1,585	602
Long-term loan	1,219	1,219
Long term operating lease liabilities, net of current portion	64,244
Total long-term liabilities	447,732	352,092
TOTAL LIABILITIES	891,918	692,485
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 500,000,000 shares at December 31, 2018 and 2019; Issued and outstanding: 49,269,626 and 51,525,919 shares at December 31, 2018 and 2019, respectively	94	88
Additional paid-in capital	611,083	472,239
Accumulated other comprehensive income (loss)	1,357	(1,691)
Accumulated deficit	(404,785)	(318,371)
Total shareholders' equity	207,749	152,265
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,099,667	$ 844,750